Background Information	12 Months Ended
Dec. 31, 2023
Background Information [Abstract]
Background information

1 Background information

1.1 Reporting entity

JBS S.A (“JBS” or the “Group”), is a corporation with its headquarters office in Brazil, at Avenue Marginal Direita do Tietê, no. 500, Vila Jaguara, in the City of São Paulo, and is controlled by J&F Investimentos S.A. Consolidated financial statements comprise the Group and its subsidiaries (collectively, the ‘Group’) as of December 31, 2023 and 2022 and for each of the years in the three-year period ended December 31, 2023, that were authorized by the Board of Directors on August 15, 2024. The Group has its shares publicly traded and listed on the “Novo Mercado” segment of the Sao Paulo Stock Exchange (B3 - Brasil, Bolsa Balcão) under the ticker symbol “JBSS3”. In addition, American Depository Receipts related to shares issued by JBS are also publicly traded in the United States of America under the symbol “JBSAY”.

The Group operates in the processing of animal protein, such as beef, pork, lamb and chicken, and operates in the production of convenience foods and other products. In addition, it sells leather, hygiene and cleaning products, collagen, metal packaging, biodiesel, among others. The Group has a broad portfolio of brands including Seara, Doriana, Pilgrim’s, Moy Park, Primo, Adaptable Meals, Friboi, Maturatta and Swift.

These financial statements include the Group’s operations in Brazil as well as the activities of its subsidiaries. Below is a summary of the Group’s main operating activities by entity and geographic location, as well as the ownership percentage of interest in the main subsidiaries as of December 31, 2023.

Main activities Group:

Description	Activities	Units	Country
JBS S.A. (JBS, Company)	- Beef processing: slaughtering, refrigerating, industrializing and production of canned beef by-products.	67	Brazil
	- Leather production, processing and commercialization.
	- Production and commercialization of steel cans, plastic resin, soap base for production, soap bar, biodiesel, glycerin, olein, oily acid, collagen and wrapper derived from cattle tripe; industrial waste management; purchase and sale of soybeans, tallow, palm oil, caustic soda, stearin; transportation services; dog biscuits; electric power production, cogeneration and commercialization.
	- Distribution centers and harbors.	14

Main activities in Brazil:

Description	Activities	Units	Country	Participation	December 31, 2023	December 31, 2022	December 31, 2021
Seara Alimentos Ltda. (Seara Alimentos)	- Chicken and pork processing: raising, slaughtering and processing of broiler chickens and hogs; production and commercialization of beef and food products; and production of pet food and concentrates.	47	Brazil	Indirect	100%	100%	100%
	- Distribution centers, transportation services and harbors.	24
	- Direct sales to customers of beef and by-products in stores named “Mercado da Carne”.	248
Meat Snacks Partners do Brasil Ltda (Meat Snacks)	- Beef Jerky production.	2		Indirect	50%	50%	50%
JBS Confinamento Ltda. (JBS Confinamento)	- Cattle fattening services.	10		Direct	100%	100%	100%
Brazservice Wet Leather S.A (Brazservice)	- Wet blue leather production, processing and commercialization.	1		Direct	100%	100%	100%

Main activities outside of Brazil:

Description	Activities	Units	Country	Participation	December 31, 2023	December 31, 2022	December 31, 2021
JBS USA Holding Lux, S.à.r.l. (JBS USA)	- Beef processing: slaughtering, refrigerating, industrializing and, production of by-products; - Transportation services.	56	Australia, Canada, France, Mexico, New Zealand, Netherlands, United Kingdom and United States of America.	Indirect	100%	100%	100%
	- Pork processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.	61
	- Chicken processing: raising, slaughtering and processing of broiler chickens, production and commercialization of by-products derived and prepared meal from processing operations.	157
	- Fishing processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.	2
	- Plant based processing: industrializing and commercialization of by-products derived from processing operations.	3
JBS Global (UK) Ltd. (JBS Global UK)	- Trading fresh and processed beef, pork, lamb, chicken and fish products for the European market.	1	United Kingdom	Indirect	100%	100%	100%

Description	Activities	Units	Country	Participation	December 31, 2023	December 31, 2022	December 31, 2021
JBS Toledo NV (Toledo)	- Trading operations for the European market; cooked frozen meat commercialization; logistic operations; warehousing.	1	Belgium	Direct	100%	100%	100%
Rigamonti Salumificio SpA (Rigamonti)	- Production and commercialization of bresaola, Prosciutto di San Daniele D.O.P. (raw ham) and Prosciutto di Parma D.O.P.(raw ham) and pork products: ham, cooked ham, mortadella, among others.	9	Italy and United States of America.	Indirect	100%	100%	100%
Conceria Priante (Priante)	- Semi-finished and finished leather production.	1	Italy	Direct	100%	100%	100%
JBS Leather International (Leather International)	- Wet blue, semi-finished and finished leather production.	7	Argentina, Germany, China, Mexico, Uruguay and Vietnam.	Direct	100%	100%	100%
Seara Holding Europe B.V. (Seara Holding)	- Animal protein products trading, industrializing and commercialization of by-products derived from processing operations.	14	China, Netherlands, Saudi Arabia, South Africa, United Arab Emirates, United Kingdom and Singapore.	Indirect	100%	100%	100%